                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
                 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                COUPON      MATURITY
THOUSANDS                                                                                 RATE         DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (152.0%)
              General Obligation  (22.5%)
     $5,000   California, Various Purpose dtd 05/01/03                                  5.25%       02/01/19           $5,416,700
      4,000   Los Angeles, California, Ser 2004 A (MBIA)                                5.00        09/01/24            4,215,200
      2,700   Adams & Arapahoe Counties Joint School District # 32, Colorado,          5.125        12/01/21            2,887,974
                 Ser 2003A (FSA)
        350   Denver School District #1, Colorado, Ser 1999 (FGIC)                      5.25        12/01/16              374,556
      4,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)         5.00        06/01/20            4,241,920
              Hawaii,
      5,000      1992 Ser BZ                                                            6.00        10/01/10            5,522,300
      8,000      1992 Ser BZ                                                            6.00        10/01/11            8,954,080
      5,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)                7.356[+/+]   03/01/26            5,673,150
      4,000   Cook County, Illinois, Ser 1992 C (FGIC)                                  6.00        11/15/09            4,356,160
      6,000   Illinois, First Ser 2002 (MBIA)                                          5.375        07/01/20            6,503,220
      2,000   Schaumburg, Illinois, Ser 2004 B (FGIC)                                   5.25        12/01/34            2,133,000
     10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A                              5.00        02/01/23           10,459,300
              New York City, New York,
      2,000      2006 Ser F                                                             5.00        09/01/23            2,093,740
      1,000      2005 Ser G                                                             5.00        12/01/23            1,043,840
              Pennsylvania,
      5,000      First Ser 2003 RITES PA - 1112 A (MBIA)                               6.202[+/+]   01/01/18            5,652,900
      5,000      First Ser 2003 RITES PA - 1112 B (MBIA)                               6.202[+/+]   01/01/19            5,815,200
      5,000   Northside Independant School District, Texas, Bldg & Refg                 5.00        02/15/26            5,133,050
                 Ser 2001 (PSF)
      2,000   King County, Washington, Refg 1998 Ser B (MBIA)                           5.25        01/01/34            2,071,280
      2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)                  0.00#       06/01/23            2,278,850
      -----                                                                                                             ---------
     78,550                                                                                                            84,826,420
     ------                                                                                                            ----------

              Educational Facilities Revenue  (9.3%)
      3,700   University of Alabama, Ser 2004-A (MBIA)                                  5.25        07/01/22            4,038,698
              Boulder County, Colorado,
      1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)              5.375        09/01/18            1,904,368
      1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)              5.375        09/01/21            1,897,175
      2,000   Colorado Educational & Cultural Facilities Authority, Peak to Peak        5.25        08/15/34            2,111,860
                 Charter School Refg & Impr Ser 2004 (XLCA)
      2,000   Illinois Educational Facilities Authority, University of Chicago         5.125        07/01/38            2,040,660
                 Ser 1998 A
      8,000   North Carolina Capital Facilities Finance Agency, Duke University         5.00        10/01/41            8,288,080
                 Ser 2005 A
      2,000   Ohio State University, General Receipts Ser 2002 A                       5.125        12/01/31            2,082,260
      2,000   Pennsylvania State University, Refg Ser 2002                              5.25        08/15/14            2,206,680
      3,000   Charleston Educational Excellence Financing Corporation, South Carolina,  5.25        12/01/29            3,162,360
                 Series 2005
      7,000   University of Vermont & State Agricultural College, Ser 2005 (MBIA)       5.00        10/01/40            7,257,600
      -----                                                                                                             ---------
     33,200                                                                                                            34,989,741
     ------                                                                                                            ----------

              Electric Revenue  (17.7%)
      6,000   Salt River Project Agricultural Improvement & Power District, Arizona,    5.00        01/01/31            6,210,660
                 2002 Ser B
      5,000   California Department of Water Resources, Power Supply                    5.75        05/01/17            5,656,050
                 Ser 2002 A
      3,300   Jacksonville Electric Authority, Florida, St Johns Power Park Refg        5.00        10/01/18            3,495,690
                 Issue 2 Ser 17
      2,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001          5.25        10/01/19            2,162,120
      2,000   Indiana Municipal Power Agency, 2004 Ser A (FGIC)                         5.00        01/01/32            2,069,000
      2,000   Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)               5.00        01/01/30            2,072,620
      5,000   Nebraska Public Power District, Ser 2005 C (FGIC)                         5.00        01/01/41            5,179,800
              Long Island Power Authority, New York,
      4,000      New York, Ser 2003 B                                                   5.25        06/01/13            4,327,280
      5,325      New York, Ser 2003 C                                                   5.50        09/01/19            5,786,624
              South Carolina Public Service Authority,
      3,700      Refg Ser 2002 D (Ambac)                                                5.00        01/01/20            3,919,225
      5,000      Refg Ser 2002 D (FSA)                                                  5.00        01/01/20            5,295,950
      7,000      Refg Ser 2003 A (Ambac)                                                5.00        01/01/22            7,370,790
      7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)             5.75        07/01/18            7,768,460
      5,000   Grant County Public Utility District #2, Washington, Electric Refg       5.375        01/01/18            5,368,400
      -----      Ser 2001 H (FSA)                                                                                       ---------
     62,325                                                                                                            66,682,669
     ------                                                                                                            ----------

              Hospital Revenue  (10.8%)
      3,500   Birmingham-Carraway Special Care Facilities Financing Authority,         5.875        08/15/15            3,576,300
                 Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
      2,000   California Health Facilities Financing Authority, Cedars-Sinai            5.00        11/15/34            2,025,980
                 Medical Center, Ser 2005
      3,500   Highlands County Health Facilities Authority, Florida,                    5.00        11/15/35            3,555,265
                 Adventist/Sunbelt Ser 2005 A
      6,000   Indiana Health & Educational Facility Financing Authority, Clarian        5.25        02/15/40            6,165,300
                 Health Ser A
              Maryland Health & Higher Educational Facilities Authority,
      5,000      University of Maryland Medical Ser 2001                                5.25        07/01/28            5,164,950
      1,500      University of Maryland Medical Ser 2002                                6.00        07/01/32            1,629,780
      7,000   Michigan State Hospital Financing Authority, McLaren Health Care          5.00        08/01/35            7,129,850
                 Ser 2005 C
      2,000   University of Medicine & Dentistry, New Jersey, Ser 2004 COPs (MBIA)      5.25        06/15/23            2,153,420
      5,370   Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A                 6.00        01/01/32            5,912,048
      3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A             5.625        10/01/17            3,233,970
      -----                                                                                                             ---------
     38,870                                                                                                            40,546,863
     ------                                                                                                            ----------

              Industrial Development/Pollution Control Revenue  (4.7%)
      6,000   California Pollution Control Financing Authority, Keller Canyon          6.875        11/01/27            6,018,540
                 Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)
      5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)               5.65        09/01/29            5,210,500
      3,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)           7.70        03/01/32            3,555,630
      2,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B            5.75        05/01/30            2,118,000
                 (AMT) (Mandatory Tender 11/01/11)
      1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005             5.625        06/01/37            1,017,340
      -----                                                                                                             ---------
     17,000                                                                                                            17,920,010
     ------                                                                                                            ----------

              Mortgage Revenue - Multi-Family  (1.0%)
      3,650   Illinois Housing Development Authority, Ser I                            6.625        09/01/12            3,655,001
      -----                                                                                                             ---------

              Mortgage Revenue - Single Family  (2.2%)
        225   Idaho Housing Agency, 1992 Ser E (AMT)                                    6.75        07/01/12              225,297
      1,885   Idaho Housing & Finance Association, 2000 Ser E (AMT)                     6.00        01/01/32            1,900,777
        300   Missouri Housing Development Commission, Homeownership                    6.25        03/01/31              302,307
                 Ser 2000 B-1 (AMT)
      3,435   Montana Board of Housing, 2000 Ser B (AMT)                                6.00        12/01/29            3,478,762
      2,240   New Jersey Housing Mortgage Finance Authority, Home Buyer                5.875        10/01/31            2,249,027
      -----      Ser 2000 CC (AMT) (MBIA)                                                                               ---------
      8,085                                                                                                             8,156,170
      -----                                                                                                             ---------

              Public Facilities Revenue  (5.5%)
      3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)               5.00        07/01/26            3,102,120
      4,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)              5.25        08/01/14            4,346,240
      3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C                   5.25        07/01/17            3,148,350
      3,000   Pennsylvania Public School Building Authority, Philadelphia School        5.00        06/01/33            3,095,460
                 District Ser 2003 (FSA)
      4,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)                5.00        07/01/36            4,283,880
                 (Mandatory Tender 07/01/12)
      2,500   Milwaukee Redevelopment Authority, Wisconsin, Ser 2003 A                 5.125        08/01/23            2,633,975
      -----      (Ambac)                                                                                                ---------
     19,500                                                                                                            20,610,025
     ------                                                                                                            ----------

              Recreational Facilities Revenue  (0.4%)
      1,400   Marion County Convention & Recreational Facilities Authority, Indiana,    5.00        06/01/21            1,465,030
      -----      Refg Ser 2003 A (Ambac)                                                                                ---------

              Resource Recovery Revenue  (0.8%)
      3,000   Northeast Maryland Waste Disposal Authority, Montgomery County            5.50        04/01/16            3,241,920
      -----      Ser 2003 (AMT) (Ambac)                                                                                 ---------

              Retirement & Life Care Facilities Revenue  (0.4%)
      1,500   Missouri Health & Educational Facilities Authority, Lutheran Senior      5.375        02/01/35            1,543,110
      -----      Services Ser 2005 A                                                                                    ---------

              Transportation Facilities Revenue  (30.0%)
      3,000   Alaska International Airports, Ser 2002 B (Ambac)                         5.25        10/01/27            3,167,220
      2,000   Arizona Transportation Board, Highway Refg Ser 2002 A                     5.25        07/01/19            2,189,700
      3,000   Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B        5.25        07/01/32            3,100,440
                 (AMT) (FGIC)
      5,000   California Infrastructure & Economic Development Bank, Bay Area           5.00        07/01/36            5,167,150
                 Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)
      1,900   Orange County Transportation Authority, California, Toll Road             5.00        08/15/20            2,018,256
                 Express Lanes Refg Ser 2003 A (Ambac)
      4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC)                      5.00        11/01/32            4,063,360
      2,000   Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (Ambac)                5.95        10/01/22            2,148,420
      3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                                5.00        01/01/34            3,096,810
              Georgia Road & Tollway Authority,
      6,000      Ser 2004                                                               5.00        10/01/22            6,356,700
      9,000      Ser 2004                                                               5.00        10/01/23            9,533,250
      4,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003  B-2 (AMT)   5.75        01/01/23            4,398,200
                 (FSA)

      6,335   Indiana Transportation Finance Authority, Ser 2000 (FGIC)                5.375        12/01/25            6,746,078
      3,000   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport         5.50        12/01/17            3,226,650
                 Refg Ser 2002 D (AMT) (FGIC)
              Clark County, Nevada,
      4,000      Airport SubLien Ser 2004 A-1 (AMT) (FGIC)                              5.50        07/01/20            4,343,160
      1,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375        07/01/19            1,066,500
      1,100      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375        07/01/20            1,170,994
      2,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375        07/01/22            2,117,380
      5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A                5.75        06/15/20            5,803,150
     12,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)++                        5.00        01/01/27           12,508,800
     10,000   Metropolitan Transportation Authority, New York, Transportation           5.00        11/15/25           10,530,500
                 Refg Ser 2002 A (FGIC)
              Triborough Bridge & Tunnel Authority, New York,
      5,000      Refg 2002 E (MBIA)                                                     5.25        11/15/22            5,399,850
        915      Ser 2001 A                                                             5.00        01/01/32              937,308
      2,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                  5.25        08/15/35            2,078,380
              Houston, Texas,
      6,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                               5.875        07/01/17            6,424,800
      5,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                               5.625        07/01/30            5,295,700
      -----                                                                                                             ---------
    106,250                                                                                                           112,888,756
    -------                                                                                                           -----------

              Water & Sewer Revenue  (34.6%)
      3,800   Phoenix Civic Improvment Corporation, Arizona, Jr Lien Water              5.00        07/01/26            3,953,064
                 Ser 2002 (FGIC)
      3,000   East Bay Municipal Utility District, California, Water Ser 2001 (MBIA)    5.00        06/01/26            3,098,250
      3,720   San Diego County Water Authority, California, Ser 2002 A COPs             5.00        05/01/27            3,853,511
                 (MBIA)
      3,500   Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)            5.00        10/01/24            3,687,600
     10,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                         5.25        10/01/30           10,639,800
      5,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,      5.75        05/15/33            5,403,200
                 Ser 1999 A (FGIC)
      5,345   Las Vegas Vallley Water District, Nevada, Water Improvement               5.25        06/01/20            5,778,907
                 Refg Ser 2003 A (FGIC)
     10,000   Passaic Valley Sewerage Commisioners, New Jersey, Ser F (FGIC)            5.00        12/01/20           10,653,800
      3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac)          5.25        05/15/19            3,147,600
              New York City Municipal Water Finance Authority,
      3,500      2003 Ser A                                                            5.375        06/15/19            3,799,950
     18,000      2001 Ser B                                                             5.00        06/15/26           18,532,439
     10,000      2004 Ser A                                                             5.00        06/15/35           10,294,400
      4,500   Charlotte, North Carolina, Water & Sewer Ser 2001                        5.125        06/01/26            4,739,085
     10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                  5.125        05/15/27           10,328,600
     15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)        5.25        05/15/23           16,129,950
     13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                          5.00        05/15/26           14,347,111
      2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992                   6.00        04/01/22            2,096,040
      -----                                                                                                             ---------
    124,325                                                                                                           130,483,307
    -------                                                                                                           -----------

              Other Revenue  (8.2%)
     10,000   California, Economic Recovery, Ser 2004 A                                 5.00        07/01/16           10,718,700
      3,000   Golden State Tobacco Securitization Corporation, California,              5.00        06/01/29            3,082,530
                 Enhanced Asset Backed Ser 2005 A (Ambac)
      2,000   New Jersey Economic Development Authority, Cigarette Tax                  5.75        06/15/29            2,111,960
                 Ser 2004
      2,000   New York City Transitional Finance Authority, New York,                   5.50        11/01/26            2,181,880

                 Refg 2003 Ser A
     10,000   Tobacco Settlement Financing Corporation, New York, State                 5.50        06/01/17           10,825,700
                 Contingency Ser 2003 B-1C
      2,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA)              5.00        07/01/28            2,047,420
      -----                                                                                                             ---------
     29,000                                                                                                            30,968,190
     ------                                                                                                            ----------

              Refunded (3.9%)
      5,000   Phoenix Industrial Development Authority, Arizona, Capital Mall LLC       5.50        09/15/10+           5,410,300
                 Ser 2000 (Ambac)
      3,400   Maine Turnpike Authority, Ser 2000 (FGIC)                                 5.50        07/01/10+           3,701,444
      5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group               6.25        07/01/16            5,748,450
      -----     Inc/The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) (ETM)                                      ---------
     13,400                                                                                                            14,860,194
     ------                                                                                                            ----------

    540,055   Total Tax-Exempt Municipal Bonds (Cost $545,149,113)                                                    572,837,406
    -------                                                                                                           -----------

              Short Term Tax-Exempt Municipal Bonds (1.6%)
        400   Indiana Health Facility Financing Authority, Clarian Health Obligated     3.09*       03/01/30              400,000
                 Group Ser 2000 B (Demand 02/01/06)
      1,600   Missouri Development Finance Board, Nelson Gallery Foundation             3.05*       12/01/33            1,600,000
                 Ser 2001 B (MBIA) (Demand 02/01/06)
      3,950   Nassau County Industrial Development Agency, 1999 Cold Spring             3.00*       01/01/34            3,950,000
      -----      Harbor Lab (Demand 02/01/06)                                                                           ---------

      5,950   Total Short-Term Tax-Exempt Municipal Bonds (Cost $5,950,000)                                             5,950,000
      -----                                                                                                             ---------

   $546,005   Total Investments (Cost $551,099,113) (a) (b)                            153.6%                         578,787,406
   ========
              Other Assets In Excess Of Liabilities                                      1.6                            6,104,111

              Preferred Shares of Beneficial Interest                                  (55.2)                        (208,137,816)
                                                                                       ------                        -------------
              Net Assets Applicable to Common Shareholders                             100.0%                        $376,753,701
                                                                                       ======                        =============

---------------

Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.
         AMT      Alternative Minimum Tax.
        COPs      Certificates of Participation.
         ETM      Escrowed to maturity.
         PSF      Texas Permanent School Fund Guarantee Program.
        RITES     Residual Interest Tax-Exempt Securities (Illiquid securities).
        ROLS      Reset Option Longs (Illiquid securities).
          +       Prerefunded to call date shown.
         ++       A portion of this security has been physically segregated
                  in connection with open futures contracts in the amount of
                  $397,500.
         [+/+]    Current coupon rate for inverse floating rate municipal
                  obligation. This rate resets periodically as the auction
                  rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
                  $17,141,250 which represents 4.5% of net assets applicable to common shareholders.
          #       Currently a zero coupon security; will convert to 5.125 % on
                  January 1, 2008.
          *       Current coupon of variable rate demand obligation.
         (a)      Securities have been designated as collateral in an amount equal to $95,509,920 in connection with open futures
                  contracts.

         (b)      The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $28,116,953 and the aggregate gross unrealized depreciation is $428,660,
                  resulting in net unrealized appreciation of $27,688,293.

    Bond Insurance:
    --------------
        Ambac        Ambac Assurance Corporation.
     Connie Lee      Connie Lee Insurance Company - a wholly owned subsidiary of
                       Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.
        XLCA         XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2006:

                                                   DESCRIPTION,                        UNDERLYING
   NUMBER OF                                      DELIVERY MONTH                       FACE AMOUNT                UNREALIZED
   CONTRACTS          LONG/SHORT                     AND YEAR                           AT VALUE                 APPRECIATION
----------------    ---------------    --------------------------------------     ----------------------     ----------------------
      750               Short                U.S. Treasury Notes 5 Yr
                                                    March 2006                        $(79,300,785)                $273,323
      150               Short                U.S. Treasury Notes 10 Yr
                                                    March 2006                         (16,265,625)                  65,212
                                                                                                             ----------------------

                                       Total Unrealized Appreciation..........................                     $338,535
                                                                                                             ======================

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
Alabama                                                          1.3%
Alaska                                                           0.6
Arizona                                                          3.6
California                                                       9.6
Colorado                                                         1.6
Florida                                                          4.6
Georgia                                                          5.1
Hawaii                                                           3.5
Idaho                                                            0.4
Illinois                                                         4.0
Indiana                                                          4.7
Kentucky                                                         0.9
Maine                                                            0.6
Maryland                                                         1.7
Michigan                                                         2.7
Minnesota                                                        0.4
Missouri                                                         0.6
Montana                                                          0.6
Nebraska                                                         0.9
Nevada                                                           2.5
New Jersey                                                       6.1
New Mexico                                                       1.1
New York                                                        13.8
North Carolina                                                   2.3
Ohio                                                             1.9
Pennsylvania                                                     4.2

Puerto Rico                                                      0.7
South Carolina                                                   3.4
Texas                                                           11.3
Vermont                                                          1.3
Virginia                                                         0.5
Washington                                                       3.0
Wisconsin                                                        0.5
                                                                 ---
Total+                                                         100.0%
                                                               ======

--------------
+ Does not include open short futures contracts with an underlying face amount of $95,566,410 with unrealized appreciation of $338,535.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

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